Cash and Cash Equivalents and Pledged Bank Deposits (Details) - Schedule of Cash and Cash Equivalents and Pledged Bank Deposits - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Cash and bank balances	$ 14,152,465	$ 24,077,695
Time deposits	54,677,296	195,883
Total	68,829,761	24,273,578
Less: Pledged bank deposits	(188,745)	(195,883)
Cash and cash equivalents	$ 68,641,016	$ 24,077,695	$ 9,190,286	$ 17,610,635